Jul. 01, 2016

J.P. MORGAN INCOME FUNDS

JPMorgan Emerging Markets Debt Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 2, 2016

to the Prospectuses dated

July 1, 2016, as supplemented

Effective immediately, the Average Annual Total Returns tables for the JPMorgan Emerging Markets Debt Fund (the “Fund”) are hereby deleted in their entirety and replaced with the following.

For Class A, Class C and Select Class Shares

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2015)
	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	(0.50)%	4.25%	5.17%
Return After Taxes on Distribution	(2.45)	2.20	3.01
Return After Taxes on Distribution And Sale of Fund Shares	(0.27)	2.45	3.16
CLASS A SHARES
Return Before Taxes	(4.43)	3.22	4.51
CLASS C SHARES
Return Before Taxes	(2.20)	3.48	4.44
J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED
(Reflects No Deduction for Fees, Expenses or Taxes)	1.18	5.36	6.86
LIPPER EMERGING MARKET HARD CURRENCY DEBT FUNDS INDEX
(Reflects No Deduction for Taxes)	(3.01)	2.58	5.15

For the Class R5 and Class R6 Shares

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R5 SHARES
Return Before Taxes	(0.18)%	4.48%	5.39%
Return After Taxes on Distribution	(2.21)	2.41	3.19
Return After Taxes on Distribution And Sale of Fund Shares	(0.09)	2.61	3.31
CLASS R6 SHARES
Return Before Taxes	(0.14)	4.50	5.40
J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED
(Reflects No Deduction for Fees, Expenses or Taxes)	1.18	5.36	6.86
LIPPER EMERGING MARKET HARD CURRENCY DEBT FUNDS INDEX
(Reflects No Deduction for Taxes)	(3.01)	2.58	5.15

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE